Item 1. Schedule of Investments

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 60.8%

CONSUMER DISCRETIONARY 8.3%
Diversified Consumer Services 0.5%
ServiceMaster	2,485,000	33,647
		33,647
Hotels, Restaurants & Leisure 0.2%
Marriott, Class A	260,000	16,380
		16,380
Household Durables 1.4%
Fortune Brands	420,000	34,158
Newell Rubbermaid	2,895,000	65,572
		99,730
Leisure Equipment & Products 0.5%
Hasbro	1,600,000	31,440
		31,440
Media 4.2%
Comcast, Class A *	2,088,000	61,345
Disney	587,000	14,164
Meredith	685,000	34,175
New York Times, Class A	1,550,000	46,113
Time Warner	5,565,000	100,782
Washington Post, Class B	48,000	38,520
		295,099
Specialty Retail 1.5%
Home Depot	1,355,000	51,680
Petrie Stores Liquidation Trust *	2,585,000	1,034
RadioShack	2,231,200	55,334
		108,048
Total Consumer Discretionary		584,344

CONSUMER STAPLES 4.0%
Beverages 1.0%
Coca-Cola	1,675,000	72,344
		72,344
Food & Staples Retailing 0.6%
CVS	1,622,000	47,054
		47,054
Food Products 1.0%
General Mills	1,425,000	68,685
		68,685
Tobacco 1.4%
Altria Group	992,000	73,120
Carolina Group	589,500	23,362
		96,482
Total Consumer Staples		284,565

ENERGY 5.1%
Energy Equipment & Services 0.8%
Baker Hughes	920,000	54,906
		54,906
Oil, Gas & Consumable Fuels 4.3%
Amerada Hess	720,000	99,000
Chevron	492,600	31,886
Devon Energy	406,300	27,888
Imperial Oil	384,000	44,183
Murphy Oil	1,220,000	60,841
Royal Dutch Shell ADR	665,000	43,651
		307,449
Total Energy		362,355

FINANCIALS 11.5%
Capital Markets 1.7%
Charles Schwab	5,280,000	76,190
Lehman Brothers	395,000	46,010
		122,200
Commercial Banks 0.2%
Royal Bank of Scotland (GBP)	495,000	14,092
		14,092
Insurance 9.6%
American International Group	1,565,000	96,967
Assurant	1,309,000	49,821
Genworth Financial, Class A	2,725,000	87,854
Hartford Financial Services	692,700	53,456
Loews	611,000	56,462
Marsh & McLennan	5,035,000	153,014
Prudential	661,000	44,657
SAFECO	1,018,000	54,341
St. Paul Companies	1,031,000	46,261
White Mountains Insurance Group	51,700	31,227
		674,060
Total Financials		810,352

HEALTH CARE 7.1%
Health Care Equipment & Supplies 1.6%
Baxter International	1,217,000	48,522
Boston Scientific *	2,635,000	61,580
		110,102
Health Care Providers & Services 2.3%
AmerisourceBergen	1,227,581	94,892
Cardinal Health	1,080,000	68,515
		163,407
Pharmaceuticals 3.2%
Bristol Myers Squibb	1,532,000	36,860
Merck	2,271,000	61,794
Schering-Plough	1,512,000	31,827
Wyeth	2,033,000	94,067
		224,548
Total Health Care		498,057

INDUSTRIALS & BUSINESS SERVICES 5.4%
Aerospace & Defense 2.0%
Honeywell International	2,251,000	84,413
Lockheed Martin	930,000	56,767
		141,180
Air Freight & Logistics 0.6%
Ryder System	1,310,000	44,828
		44,828
Commercial Services & Supplies 0.8%
Acco Brands *	98,707	2,786
Waste Management	1,950,000	55,789
		58,575
Industrial Conglomerates 0.7%
Tyco International	1,763,000	49,100
		49,100
Machinery 0.7%
Deere	790,000	48,348
		48,348
Road & Rail 0.6%
Burlington Northern Santa Fe	638,000	38,152
		38,152
Total Industrials & Business Services		380,183
INFORMATION TECHNOLOGY 6.1%
Computers & Peripherals 0.5%
Hewlett-Packard	1,221,000	35,653
		35,653
Electronic Equipment & Instruments 0.4%
Agilent Technologies *	971,911	31,830
		31,830
IT Services 1.1%
First Data	1,885,000	75,400
		75,400
Semiconductor & Semiconductor Equipment 1.9%
Intel	2,330,000	57,435
Texas Instruments	2,215,000	75,088
		132,523
Software 2.2%
Microsoft	6,025,000	155,023
		155,023
Total Information Technology		430,429

MATERIALS 7.3%
Chemicals 2.5%
Chemtura	1,845,256	22,918
DuPont	1,450,000	56,797
Octel †	990,000	16,503
Potash Corp./Saskatchewan	880,000	82,122
		178,340
Metals & Mining 3.1%
Alcoa	1,675,000	40,903
Newmont Mining	2,295,000	108,255
Nucor	543,000	32,032
Teck Cominco, Class B (CAD)	865,848	38,894
		220,084
Paper & Forest Products 1.7%
Bowater	1,070,000	30,249
International Paper	1,770,000	52,746
Potlatch	710,000	37,005
		120,000
Total Materials		518,424

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.5%
Qwest Communications International *	8,011,400	32,847
Telus (CAD)	385,000	16,087
Telus (Non-voting shares)	102,200	4,164
Verizon Communications	1,640,000	53,611
		106,709
Wireless Telecommunication Services 0.9%
Sprint Nextel	2,535,000	60,282
		60,282
Total Telecommunication Services		166,991

UTILITIES 3.6%
Electric Utilities 2.3%
Entergy	470,000	34,930
Exelon	370,000	19,773
FirstEnergy	1,376,946	71,766
Pinnacle West Capital	296,000	13,048
Unisource Energy	670,300	22,281
		161,798
Independent Power Producers & Energy Traders 0.9%
Duke Energy	2,195,000	64,028
		64,028
Multi-Utilities 0.4%
NiSource	1,247,000	30,240
		30,240
Total Utilities		256,066
Total Common Stocks (Cost $3,311,017)		4,291,766

PREFERRED STOCKS 0.0%
Entergy Gulf States, VR, 7.00%, 3/15/09	9,250	465
Total Preferred Stocks (Cost $418)		465

CONVERTIBLE PREFERRED STOCKS 4.9%
Allied Waste Industries	26,800	6,885
Amerada Hess	270,000	31,617
Baxter International	55,000	3,135
Ford Motor Capital Trust II	435,000	15,856
General Motors, Series A	2,665,900	63,528
General Motors, Series B	900,000	15,552
Genworth Financial	718,000	25,776
Newell Rubber Maid	1,262,400	56,349
NRG Energy, 144A	33,600	41,677
Owens-Illinois	325,000	11,993
Schering-Plough	375,000	20,336
Scottish RE Group	560,000	15,562
St. Paul Travelers Property	1,468,500	35,332
Total Convertible Preferred Stocks (Cost $303,338)		343,598

CONVERTIBLE BONDS 9.7%
American International, Zero Coupon, 11/9/31	10,156,000	6,878
Atherogenics, 144A, 1.50%, 2/1/12	2,045,000	1,708
Capitalsource, 144A, 3.50%, 7/15/34 (Tender 7/15/11)	15,000,000	13,860
Corning, Zero Coupon, 11/8/15 (Tender 11/8/05)	38,500,000	31,281
Crown Castle, 4.00%, 7/15/10	11,200,000	25,462
Delta Air Lines
8.00%, 6/3/23 (Tender 6/30/08)	5,000,000	838
144A, 2.875%, 2/18/24 (Tender 2/18/09)	35,500,000	5,591
Fortis Insurance, 144A, 7.75%, 1/26/08	8,900,000	9,961
General Mills, Zero Coupon, 10/28/22 (Tender 10/28/05)	78,300,000	55,935
Hercules, 6.50%, 6/30/29	14,750,000	11,358
Host Marriott, 144A, 3.25%, 4/15/24 (Tender 4/15/10)	30,700,000	33,827
Human Genome Sciences, 144A, 2.25%, 10/15/11	18,340,000	19,567
International Paper, Zero Coupon, 6/20/21 (Tender 6/20/06)	150,000,000	83,611
King Pharmaceutical, 2.75%, 11/15/21 (Tender 11/15/06)	16,700,000	16,258
Liberty Media
0.75%, 3/30/23 (Tender 3/30/08)	90,500,000	101,168
Class B, 3.25%, 3/15/31	81,502,000	63,755
Lowe's, LYONs, 2/16/21	3,500,000	3,716
Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)	27,700,000	28,739
Red Hat, 144A, 0.50%, 1/15/24 (Tender 1/15/09)	18,978,000	19,274
Roche Holdings, LYONs, 144A, 7/23/21	86,000,000	64,139
Schlumberger
Series A, 1.50%, 6/1/23 (Tender 6/1/08)	11,452,000	14,203
Series B, 2.125%, 6/1/23 (Tender 6/1/10)	27,720,000	32,942
Scottish RE Group, 4.50%, 12/1/22 (Tender 12/6/06)	1,453,000	1,776
Selective Insurance, VR, 1.62%, 9/23/32 (Tender 9/24/09)	15,400,000	9,896
Tyco International
Series A, 2.75%, 1/15/18 (Tender 1/15/08)	8,250,000	10,168
Series B, 3.125%, 1/15/23 (Tender 1/15/15)	4,125,000	5,494
USF&G, Zero Coupon, VR, 3/3/09	15,550,000	12,919
Total Convertible Bonds (Cost $673,304)		684,324

CORPORATE BONDS 1.1%
General Motors Acceptance Corporation, 6.75%, 12/1/14	55,000,000	48,009
Mirant, 144A, 7.90%, 7/15/09	16,000,000	19,440
XM Satellite Radio
12.00%, 6/15/10	2,905,000	3,319
STEP, 0%, 12/31/09	5,660,442	5,944
Total Corporate Bonds (Cost $69,880)		76,712
SHORT-TERM INVESTMENTS 23.6%
Money Market Fund 23.6%
T. Rowe Price Reserve Investment Fund, 3.79% †#	1,667,017,000	1,667,017
Total Short-Term Investments (Cost $1,667,017)		1,667,017
Total Investments in Securities
100.1% of Net Assets (Cost $6,024,974)		$7,063,882

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$229,044 and represents 3.2% of net assets
ADR	American Depository Receipts
CAD	Canadian dollar
GBP	British pound
LYONs	Liquid Yield Option Notes
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
Octel	$-	$-	$139	$16,503	$20,602
T. Rowe Price
Reserve
Investment
Fund, 3.79%	¤	¤	30,928	1,667,017	1,113,753
Totals			$31,067	$1,683,520	$1,134,355

‡			Includes dividend income of $31,067 and no interest income.
¤			Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $6,024,974,000. Net unrealized gain aggregated $1,038,908,000 at period-end, of which $1,238,707,000 related to appreciated investments and $199,799,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005